Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant and Equipment [Abstract]:
Schedule of Vessels, Net [Table Text Block]

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2010	2,037,774	(572,130)	1,465,644
Depreciation	-	(70,887)	(70,887)
Vessel acquisitions and other vessels' cost	146,246	-	146,246
Disposals	(35,160)	25,767	(9,393)
Balance, December 31, 2010	2,148,860	(617,250)	1,531,610
Depreciation	-	(78,803)	(78,803)
Vessel acquisitions and other vessels' cost	194,040	-	194,040
Disposals	(44,792)	16,832	(27,960)
Balance, December 31, 2011	2,298,108	(679,221)	1,618,887
Depreciation	-	(80,333)	(80,333)
Transfer to assets held for sale	(25,000)	20,697	(4,303)
Vessel acquisitions and other vessels' cost	74,053	-	74,053
Disposals	(43,125)	17,166	(25,959)
Balance, December 31, 2012	2,304,036	(721,691)	1,582,345